INCOME TAXES	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
INCOME TAXES [Text Block]

20. INCOME TAXES

Taxation in the Company and its subsidiaries’ operational jurisdictions is calculated at the rate prevailing in the respective jurisdictions. The reconciliation of income taxes calculated at the applicable Canadian federal and provincial statutory rates to the actual income tax expense (recovery) is as follows:

	Year ended	Year ended
	December 31, 2017	December 31, 2016
Net loss before income tax	$11,184,000	$11,154,923
Combined Canadian statutory income tax rate	26.00%	26.00%
Income tax recovery computed at statutory income tax	2,908,000	2,900,000
Tax effect of:
Permanent differences	(982,000)	(748,000)
Impact from acquisitions	-	10,867,000
Impact from disposition of subsidiaries	-	(2,157,000)
Difference in tax rates in foreign jurisdictions	4,000	64,000
Changes in estimate and others	5,018,000	288,000
Changes in unrecognized deferred tax assets	(6,948,000)	(11,214,000)
	$-	$-

Deferred tax assets and liabilities are offset if they relate to the same taxable entity and same taxation authority. Future potential tax deductions that do not offset deferred tax liabilities are considered to be deferred tax assets. No deferred tax asset has been recognized in respect to the losses and temporary differences below, as it is not considered probable that sufficient future taxable profit will allow the deferred tax asset to be recovered.

	December 31,	December 31,
	2017	2016
Deferred income tax assets and liabilities
Non-capital loss carryforwards	$23,793,000	$22,585,000
Net capital loss carryforwards	1,580,000	-
Investment tax credits	3,979,000	674,000
Undeducted financing costs and others	115,000	148,000
Mineral properties	(139,000)	(239,000)
Others	730,000	(58,000)
Unrecognized deferred tax assets	(30,058,000)	(23,110,000)
Deferred income tax assets, net	$-	$-

As at December 31, 2017, the Company and its subsidiaries had unrecognized Canadian non-capital loss carryforwards of approximately $86,500,000 which expire between the years 2025 and 2037, unrecognized Canadian net capital loss carryforwards of approximately $5,900,000 which can be carried forward indefinitely, unrecognized Canadian investment tax credits of approximately $5,500,000 which expire between the years 2024 and 2033, and unrecognized Mexican non-capital loss carryforwards of approximately $1,100,000 which expire between the years 2019 and 2027.